Segment Disclosure - Schedule of Adjusted EBITDA and Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Sales Revenue	$ 492,919	$ 589,174	$ 589,370
Adjusted EBITDA	34,363	74,448	48,821
Operating Segments [Member] | Education [Member]
Segment Reporting Information [Line Items]
Sales Revenue	395,233	439,669
Adjusted EBITDA	99,179	143,473
Operating Segments [Member] | Enterprise [Member]
Segment Reporting Information [Line Items]
Sales Revenue	91,477	93,994
Adjusted EBITDA	11,500	16,102
Operating Segments [Member] | NextWindow [Member]
Segment Reporting Information [Line Items]
Sales Revenue	6,209	55,511
Adjusted EBITDA	3,418	5,315
Corporate [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (79,734)	$ (90,442)